Additional Notes - Summary of Capital Management - Additional Information (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Additional Notes [Abstract]
Equity capital (in percentage)	2.40%	6.60%
Liabilities to banks	€ 0